Commitments and Contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
2018		$ 1,138
2019	$ 496	721
2020	1,191	654
2021	788	1,171
2022	514
2022 and thereafter	414
Total	$ 3,403	$ 3,684